Statements of Stockholders' Deficit (USD $)	Common Stock [Member]	Preferred Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Sun & Sun Industries, Balance at Dec. 31, 2011	$ 401,000	$ 1,174,576	$ (569,878)	$ 1,114,076	$ (3,511,210)	$ (1,391,436)
Sun & Sun Industries, Balance, shares at Dec. 31, 2011	100,000	1,174,576
Issuance of preferred stock (Note 10)		1,000,000
Issuance of preferred stock (Note 10), shares		1,000,000
Net loss for the Period/year					(25,365)	(25,365)
Sun & Sun Industries, Balance at Dec. 31, 2012	401,000	2,174,576	(569,878)	1,114,076	(3,536,575)	(1,416,801)
Sun & Sun Industries, Balance, shares at Dec. 31, 2012	100,000	2,174,576
Additonal paid-in capital (Note 10)				650,000		650,000
Net loss for the Period/year					(589,320)	(589,320)
Sun & Sun Industries, Balance at Sep. 30, 2013	401,000	2,174,576	(569,878)	1,764,076	(4,125,895)	(356,121)
Sun & Sun Industries, Balance, shares at Sep. 30, 2013	100,000	2,174,576
Net loss for the Period/year					(159,919)	(159,919)
Sun & Sun Industries, Balance at Dec. 31, 2013	401,000	2,174,576	(569,878)	1,764,076	(4,285,814)	(516,040)
Sun & Sun Industries, Balance, shares at Dec. 31, 2013	100,000	2,174,576
Issuance of preferred stock (Note 10)
Issuance of preferred stock (Note 10), shares		1,325,348
Net loss for the Period/year					(105,912)	(105,912)
Sun & Sun Industries, Balance at Sep. 30, 2014	$ 401,000	$ 2,174,576	$ (569,878)	$ 1,764,076	$ (4,391,726)	$ (621,952)
Sun & Sun Industries, Balance, shares at Sep. 30, 2014	100,000	3,499,924